Non-vested stock option activity under Plan (Detail) (USD $)	12 Months Ended
Jun. 30, 2013
Number of Options
Beginning Balance	55,467
Granted	89,670
Vested	(67,986)
Forfeited	(11,525)
Ending Balance	65,626
Weighted-average Grant-Date Fair Value
Beginning Balance	$ 25.00
Granted	$ 11.00
Vested	$ 13.00
Forfeited	$ 18.00
Ending Balance	$ 16.00